Acquisitions and disposals	12 Months Ended
Jun. 30, 2021
5. Acquisitions and disposals

4. Acquisitions and disposals

Agricultural business

Bolivian companies

On December 20, 2020, our subsidiary BrasilAgro and its subsidiaries Agrifirma Agro and Imobiliária Engenho de Maracajú signed a Share Purchase Agreement to acquire 100% of the shares issued by the following companies based in Bolivia: (i) Agropecuaria Acres del Sud SA; (ii) Ombú Agropecuaria S.A .; (iii) Yatay Agropecuaria S.A .; and (iv) Yuchán Agropecuaria S.A., all indirectly controlled by The Company, for an amount of USD 31. This acquisition was approved at a meeting of the BrasilAgro Board of Directors held on December 22, 2020.

The acquisition was subject to compliance with certain precedent conditions, which were fully met on February 4, 2021. Consequently, on February 8, 2021, BrasilAgro made the full payment of the acquisition price for a total of R$ 160 (equivalent to approximately ARS 2,763 at the date of the transaction), after the reporting period a price adjustment of USD 1 was paid

Said transaction has no impact on the Group’s consolidated assets and liabilities. The difference in the ownership interest will be treated as a change in non-controlling interest within the equity.

Sale of Bananal Farm

BrasilAgro concluded the sale of 2,160 hectares (1,714 useful hectares) of Bananal Farm (Magalhães municipality - BA). The farm was included in the Group of assets held for sale due to a disagreement involving the tenant at the time of sale. The previous conditions recognized in the purchase agreement were fully met on July 31, 2020 after receipt of R$ 5.5 (equivalent to ARS 107). The face value of the sale is R$ 28 (equivalent to ARS 498 at the date of the transaction). For this operation, the company did not recognize results since the asset was recorded at its fair value.

Sale of Carnes Pampeanas S.A.

On February 24, 2021, the Company sold 100% of its shares of Sociedad Anónima Carnes Pampeanas S.A., owner of the meat processing plant Carnes Pampeanas in the province of La Pampa, Argentina.

The price of the operation was agreed at USD 10, which has already been paid in full.

The result of the transaction amounted to $ 732.

The results from the meatpacking operations have been reclassified to discontinued operations.

Agrouranga S.A. - Share capital decrease

On April 5, 2021, the Company sold 63,041 shares of Agrouranga S.A. equivalent to 0.87% of the ownership over it. The sale value was set at USD 1 million (equivalent to ARS 59 million). The result generated by the operation was a gain of ARS 55.

Uranga Trading S.A. - - Share capital decrease

On April 5, 2021, the Company sold 15,871 shares of Uranga Trading S.A. equivalent to 0.87% of the ownership over it. The sale value was set at USD 0.01 million (equivalent to ARS 2 million). The result generated by the operation was a loss of ARS 0.01.

Sale of “San Pedro” Farm

The Company has signed a bill of sale with possession of a fraction of 2,440 hectares of its “San Pedro” farm, which includes 1,950 productive hectares of agricultural activity and its historic center. The field is located in the Department of Concepción del Uruguay, Entre Ríos province, and was acquired by CRESUD in 2005. After this operation, a remnant of approximately 3,580 hectares of said establishment remains in the hands of the Company.

The total amount of the operation was set at USD 8.6 million, of which USD 6.5 million have been collected to date. The remaining balance is approximately USD 2.1 million, and USD 0.8 million will be charged at the time of writing the fraction corresponding to the historic center scheduled for July 2021 and in 2 installments of USD 0.7 million in December 2021 and USD 0.6 million in December 2022. The result of the operation amounts to a profit of ARS 326 million.

BrasilAgro Warrants - Option Exercise

On May 14, 2021, the Company exercised all its direct and indirect participation in the BrasilAgro warrants, which were granted to the founding partners at the birth of the company in 2006. The operation was for 181,368 warrants that gave it the right to receive 14,542,083 new ordinary shares. The exercise price of these options was BRL 22.1165 per share, for which the amount invested amounted to BRL 321.6 million (approximately USD 61.9 million).”

Urban properties and investments business

Sale of Boston Tower building

On July 15, 2020, IRSA Propiedades Comerciales S.A. has signed a bill of sale with possession of a medium-height floor of Boston Tower located at 265 Della Paolera in Catalinas District in the Autonomous City of Buenos Aires for a total area of approximately 1,247 square meters and 5 parking spaces located in the building.

The price of the transaction was ARS 666 million.

On August 25, 2020, IRSA Propiedades Comerciales S.A. has sold and transferred 5 floors of the Boston Tower located at 265 Della Paolera in the Catalinas District in the Autonomous City of Buenos Aires for a gross rental area of approximately 6,235 square meters and 25 parking spaces located in the building.

The price of the transaction was ARS 3,574 million.

On November 5, 2020, IRSA Propiedades Comerciales S.A. has signed a bill of sale with possession of 4 floors of the Boston Tower located at 265 Della Paolera in the Catalinas District in the Autonomous City of Buenos Aires for a gross rental area of approximately 3,892 square meters and 15 parking spaces located in the building.

The price of the transaction was ARS 2,271 million.

On November 12, 2020, IRSA Propiedades Comerciales S.A. has signed with an unrelated third party a bill of sale with possession of 3 floors of the Boston Tower located at 265 Della Paolera in the Catalinas District in the Autonomous City of Buenos Aires for a gross rental area of approximately 3,266 square meters, a commercial space located on the ground floor of approximately 225 square meters and 15 parking spaces located in the building.

The price of the transaction was ARS 1,906 million.

Sale of Bouchard building

On July 30, 2020 IRSA Propiedades Comerciales S.A. has sold the entire “Bouchard 710” building, located in the Plaza Roma district of the Autonomous City of Buenos Aires, to an unrelated third party. The tower consists of 15,014 square meters of gross rental area on 12 office floors and 116 parking spaces.

The price of the transaction was ARS 8,791 million.

Lipstick Building, New York, United+ States

On August 7, 2020, due to Ground Lease Building’s low profitability resulting from the expensive price for rental of the land, we executed an agreement with the owner of the Ground Lease Building through which we terminated our legal relationship and discharged our duties as administrators of the building. Consequently, as of June 30, 2020, we are neither responsible for the Metropolitan’s liabilities associated with the Ground Lease, nor the assets and liabilities associated with the building and its administration. We also made an agreement with the owner of the Ground Lease Building that states that Metropolitan is completely released from responsibilities, except for (i) claims for liabilities prior to June 1, 2020 from people who have performed work or provided services in the Ground Lease Building or to Metropolitan; and (ii) claims from people who have had an accident on the property dated before August 7, 2020. This situation impacted our Consolidated Financial Statements as of June 30,2020.

Condor Merger Agreement

On July 19, 2019, Condor completed a merger agreement with Nextpoint Hospitality Trust (“NHT”). The acquisition’s closing, originally scheduled for March 23, 2020, did not occur.

On October 14, 2020, Condor executed an agreement with NHT to resolve each and every claim between them arising from the aforementioned merger agreement. Pursuant to this agreement, Condor collected a compensation which totalled USD 7.0 million.

On June 29, 2021, one of our subsidiaries exercised a put right through which our subsidiary’s Class E preferred shares, in Condor, plus the unpaid accrued dividends as of June 30, 2021, were converted into common shares, which were issued on July 29, 2021.

As of the date of submission of this form, we directly and indirectly own 3,194,214 common shares, which represent 21.7% of the capital stock of Condor. We are currently evaluating different strategic alternatives to create value for our shareholders.

Acquisition of Hudson Property

On December 11, 2020, the purchase bill of the property called Casonas located in Hudson, Berazategui district was signed, paying the remaining balance of 90% for USD 1 million. The initial 10% had been paid in during the year ended June 30, 2018.

See Note 35 for sales after June 30, 2021.

We Are Appa S.A. - Share capital increase

As of June 30, 2020, the Company’s capital stock was represented by 116,500 ordinary shares with a par value of ARS 1 per share and with the right to 1 vote per share.

On April 19, 2021, the Ordinary and Extraordinary General Shareholders’ Meeting decided to capitalize the entire share premium and inflation adjustment of share capital. Additionally, new irrevocable contributions were made which were capitalized in the same date.

The total of ordinary shares totaled 517,722,151, leaving the share capital as follows:

	Number of shares	Share capital
June 30, 2020	116,500	116,500
Capitalization of share premium and inflation adjustment of share capital	137,722,151	137,722,151
Issuance of ordinary shares	380,000,000	380,000,000
June 30, 2021	517,838,651	517,838,651

Loss of control of IDBD

As described in Note 1. to these financial statements, at the end of September 2020, the Group has lost control of IDBD, deconsolidating the related assets and liabilities and reclassifying the operations from this operations center to discontinued operations.

The following table details the net assets disposed:

09.30.2020
ASSETS
Investment properties	117,547
Property, plant and equipment	47,989
Trading properties	7,690
Intangible assets	36,546
Right-of-use assets	25,853
Investment in associates and joint ventures	48,443
Deferred income tax assets	568
Income tax and MPIT credits	426
Restricted assets	8,400
Trade and other receivables	70,693
Investment in financial assets	31,643
Derivative financial instruments	368
Inventories	4,712
Group of assets held for sale	55,028
Cash and cash equivalents	145,330
TOTAL ASSETS	601,236
Borrowings	425,321
Lease liabilities	23,696
Deferred income tax liabilities	16,261
Trade and other payables	31,785
Income tax and MPIT liabilities	596
Provisions	7,095
Employee benefits	624
Derivative financial instruments	624
Payroll and social security liabilities	4,427
Group of liabilities held for sale	28,805
TOTAL LIABILITIES	539,234
TOTAL NET ASSETS	62,002
Non-controlling interest	(62,519)
Result for loss of control	(517)
Recycling of currency translation adjustment and other reserves	(3,504)
Total result for loss of control (*)	(4,021)

(*) included within discontinued operations.

Manibil Sale

On December 22, 2020, we completed the sale of all our holdings in Manibil S.A., a company engaged in the real estate business. Those holdings amounted 217,332,873 ordinary Class B, nominative not endorsable shares, each entitled to 1 vote and with a par value of ARS 1 per share. The shares totalled the 49% of Manibil S.A.’s capital stock. As consideration for this operation, on February 2021, we acquired the right to receive future 953 square meters units located in different residential developments. This operation represents an ARS 37 million gain, as disclosed on our financial statements within the “Other operating results, net” category.